RELATED PARTY TRANSACTIONS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Cash held in trust		$ 113,602	$ 218,802
Due to Related Parties, Current		218,629	268,140
Accrued director fee		36,000	36,000	$ 36,000
Stock Holders and Directors
RELATED PARTY TRANSACTIONS
Due to Related Parties, Current		218,629	$ 268,140
Related Party | Director
RELATED PARTY TRANSACTIONS
Assets held on trust transferred to related party	$ 220,650
Repayments of related party debt	$ 107,048
Amounts held on behalf of company		$ 113,602